STATEMENTS OF OPERATIONS (FY) - USD ($)	3 Months Ended		5 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Loss from operations
Operating costs	$ 1,206,351	$ 184,784	$ 124,923	$ 1,761,362
Loss from operations	(1,206,351)	(184,784)	(124,923)	(1,761,362)
Other income (expenses):
Interest earned on investments held in Trust Account	39,730	31,721	14,646	85,130
Fair value of private placement warrant in excess of purchase price			(1,646,600)	0
Initial loss on forward purchase agreement liabilities			(3,399,475)	0
Transaction costs allocable to derivatives			(928,450)	0
Total other income (expenses), net	9,215,684	5,756,910	(20,726,500)	24,956,267
Net income (loss)	8,009,333	5,572,126	$ (20,851,423)	23,194,905
Class A Ordinary Shares [Member]
Other income (expenses):
Net income (loss)	$ 6,407,466	$ 4,457,701		$ 18,555,924	$ (17,023,763)
Weighted average shares outstanding, basic (in shares)	27,600,000	27,600,000	21,660,759	27,600,000	21,660,759
Weighted average shares outstanding, diluted (in shares)	27,600,000	27,600,000	21,660,759	27,600,000	21,660,759
Basic net income (loss) per share (in dollars per share)	$ 0.23	$ 0.16	$ (0.79)	$ 0.67	$ (0.79)
Diluted net income per ordinary share (in dollars per share)	$ 0.23	$ 0.16	$ (0.79)	$ 0.67	$ (0.79)
Class B Ordinary Shares [Member]
Other income (expenses):
Net income (loss)	$ 1,601,867	$ 1,114,425		$ 4,638,981	$ (3,827,660)
Weighted average shares outstanding, basic (in shares)	6,900,000	6,900,000	4,870,253	6,900,000	4,870,253
Weighted average shares outstanding, diluted (in shares)	6,900,000	6,900,000	4,870,253	6,900,000	4,870,253
Basic net income (loss) per share (in dollars per share)	$ 0.23	$ 0.16	$ (0.79)	$ 0.67	$ (0.79)
Diluted net income per ordinary share (in dollars per share)	$ 0.23	$ 0.16	$ (0.79)	$ 0.67	$ (0.79)
Warrants [Member]
Other income (expenses):
Change in fair value of warrant liabilities	$ 8,957,794	$ 7,328,958	$ (11,408,319)	$ 23,121,405
Forward Purchase Agreement [Member]
Other income (expenses):
Change in fair value of warrant liabilities	$ 218,160	$ (1,603,769)	$ (3,358,302)	$ 1,749,732